Condensed financial information of the Company - Condensed cash flow (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Condensed statements of income
Net cash used in operating activities	$ (2,558,438)	$ 4,828,933	$ 10,754,484
Net cash generated from (used in) investing activities	(300,631)	(13,595,605)	(20,864,698)
Net cash generated from financing activities	1,000,000	14,809,302	13,243,554
Net cash inflow(outflow)	(2,835,339)	6,380,765	5,521,646
Parent company | Reportable legal entities
Condensed statements of income
Net cash used in operating activities	(1,779,420)	(3,157,114)	(2,506,846)
Net cash generated from (used in) investing activities	(645,000)	3,043,030	(8,000,000)
Net cash generated from financing activities	1,000,000		13,243,554
Net cash inflow(outflow)	$ (1,424,420)	$ (114,084)	$ 2,736,708